Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Narrative) (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCLOSURE REVENUE AND OTHER INCOME
Estimated and unbilled sales revenue	$ 225,606,369	$ 161,593,743	$ 134,478,188